Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt discount		$ 125,000	$ 75,000
Finance expense		$ 125,000
Common stock percentage		4.99%
Interest expense		$ 10,323
Interest expense related to the debt discount		$ 125,000